Other Gains (Losses) (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Gains
Results derivative contracts (1)	$ (22,959,808)	$ 6,437,666	$ (9,064,032)
Marketable securities to fair value	394,860	164,604	96,444
Loss on liquidation of Argentine government bonds (2)		(6,316,771)
Others	(5,107,974)	(380,436)	(4,348,620)
Total	$ (27,672,922)	$ (94,937)	$ (13,316,208)